Loans and Allowance for Loan Losses, Modified Loans Payment Status (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Contract	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Loans modified for which there was payment default [Abstract]
Deferral period of past due loans	60 months
Number of days past due when loans are considered to be in payment default	90 days
Contractual past due period for loans to be in payment default	30 days
Non-homogeneous loans over	$ 150
Internal grading of non-homogeneous loans over	250
New York and Other States [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts	7	29	17
Recorded Investment	540	2,487	1,932
New York and Other States [Member] | Commercial [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts	0	0	1
Recorded Investment	0	0	90
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts	5	22	13
Recorded Investment	440	2,265	1,729
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts	1	2	3
Recorded Investment	44	13	113
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts	1	5	0
Recorded Investment	56	209	0
Florida [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts	0	7	6
Recorded Investment	0	652	705
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts	0	6	6
Recorded Investment	0	605	705
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts	0	1	0
Recorded Investment	$ 0	$ 47	$ 0